Consolidated Statement of Changes in Shareholders' Equity - BRL (R$) R$ in Thousands	Paid In Capital [Member]	Capital reserve [member]	Miscellaneous other reserves [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2018	R$ 4,540,000	R$ 32,720	R$ 3,064,827		R$ 1,065,188	R$ 8,702,735	R$ 1,310,705	R$ 10,013,440
IfrsStatementLineItems [Line Items]
Capital transactions with shareholders				(422,694)		(422,694)	(578,862)	(1,001,556)
Ending balance, value at Dec. 31, 2019	4,540,000	32,720	4,431,200		1,170,624	10,174,544	1,187,388	11,361,932
IfrsStatementLineItems [Line Items]
Dividends				(424,903)		(424,903)	(513,842)	(938,745)
Interest on equity							(65)	(65)
Reversal by prescription of dividends and interest on shareholder’s equity				2,209		2,209		2,209
Total comprehensive income				1,789,067	105,436	1,894,503	455,545	2,350,048
Profit/(loss) for the year				1,789,067		1,789,067	455,444	2,244,511
Other comprehensive income					105,436	105,436	101	105,537
Cumulative translation adjustments for the year					32,922	32,922		32,922
Actuarial gain/(loss) on defined benefit pension plan, net of taxes					(113,195)	(113,195)	(193)	(113,388)
(Loss)/gain on the percentage change in investments					(2,288)	(2,288)	294	(1,994)
Gain/(loss) on cash flow hedge accounting, net of taxes					185,525	185,525		185,525
Gain/(loss) on hedge of net investments in foreign subsidiaries					2,472	2,472		2,472
Internal changes in shareholders’ equity			1,366,373	(1,366,373)
Constitution of reserves			1,366,373	(1,366,373)
Capital transactions with shareholders	1,500,000		(1,500,000)	(901,145)		(901,145)	(347,458)	(1,248,603)
Proposed capital increase	1,500,000		(1,500,000)
Ending balance, value at Dec. 31, 2020	6,040,000	32,720	5,824,350		(1,983,619)	9,913,451	1,338,054	11,251,505
IfrsStatementLineItems [Line Items]
Dividends				(901,145)		(901,145)	(296,936)	(1,198,081)
Interest on equity							(50,522)	(50,522)
Total comprehensive income				3,794,295	(3,154,243)	640,052	498,124	1,138,176
Profit/(loss) for the year				3,794,295		3,794,295	498,323	4,292,618
Other comprehensive income					(3,154,243)	(3,154,243)	(199)	(3,154,442)
Cumulative translation adjustments for the year					581,175	581,175		581,175
Actuarial gain/(loss) on defined benefit pension plan, net of taxes					133,069	133,069	(131)	132,938
(Loss)/gain on the percentage change in investments					6,102	6,102		6,102
Gain/(loss) on cash flow hedge accounting, net of taxes					(3,869,765)	(3,869,765)	(68)	(3,869,833)
Gain/(loss) on hedge of net investments in foreign subsidiaries					(4,824)	(4,824)		(4,824)
Internal changes in shareholders’ equity			2,893,150	(2,893,150)
Constitution of reserves			2,893,150	(2,893,150)
Capital transactions with shareholders	4,200,000		(5,078,666)	(2,911,424)	827,414	(2,962,676)	526,141	(2,436,535)
Treasury shares acquired by subsidiary					(509,377)	(509,377)	(141,639)	(651,016)
Proposed capital increase	4,200,000		(4,200,000)				294,900	294,900
Ending balance, value at Dec. 31, 2021	R$ 10,240,000	32,720	10,092,888		(50,610)	20,314,998	3,059,391	23,374,389
IfrsStatementLineItems [Line Items]
Treasury shares acquired			(878,666)			(878,666)		(878,666)
Dividends				(2,654,471)		(2,654,471)	(598,095)	(3,252,566)
Interest on equity				(256,953)		(256,953)	(95,895)	(352,848)
Net gain of transaction primary and secondary distribution shares of CSN Mineração					829,486	829,486	923,159	1,752,645
Total comprehensive income				12,258,628	1,105,595	13,364,223	1,195,196	14,559,419
Profit/(loss) for the year				12,258,628		12,258,628	1,336,993	13,595,621
Other comprehensive income					1,105,595	1,105,595	(141,797)	963,798
Cumulative translation adjustments for the year					(8,097)	(8,097)		(8,097)
Actuarial gain/(loss) on defined benefit pension plan, net of taxes					301,379	301,379	(226)	301,153
(Loss)/gain on the percentage change in investments					(2,072)	(2,072)	2,072
Gain/(loss) on cash flow hedge accounting, net of taxes					R$ 1,321,690	R$ 1,321,690	R$ 68	R$ 1,321,758
Internal changes in shareholders’ equity			9,347,204	(9,347,204)
Constitution of reserves			R$ 9,347,204	R$ (9,347,204)